Loss per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	300,000	46,858	300,000	9,458
Outstanding Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	200,000		200,000
Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	2,676
Preferred Stock and Restricted Stock Awards [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	92,523		94,589